Income Taxes - Summary of Principal Components of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	¥ 18,465,206	$ 2,677,203	¥ 391,551,056
Allowance for finance lease receivable	8,944,994	1,296,902	10,216,523
Allowance for other current assets	53,566,319	7,766,386	66,008,093
Impairment loss from long-lived assets	22,131,541	3,208,773	39,083,895
Guarantee liabilities	100,082,625	14,510,617	186,637,271
Risk assurance liabilities			56,287,963
Share-based compensation	35,798,102	5,190,237	33,776,437
Fair value change on investments	67,969,700	9,854,680	2,691,614
Fair value change on financial assets	34,319,462	4,975,854	8,201,268
Lease liabilities	1,675,482	242,922	51,560,367
Advertising cost	35,811,815	5,192,225	1,787,054
Uncollected revenue	4,501,793	652,699
Outside basis difference	44,907,609	6,510,991
Net operating loss carry forwards	746,950,201	108,297,599	272,561,783
Less: valuation allowance	(1,100,270,879)	(159,524,282)	(838,371,909)
Total non-current deferred tax assets net of valuation allowance	74,853,970	10,852,806	281,991,415
Net non-current deferred tax assets			87,285,917
Non-current deferred tax liabilities
Right-of-use assets	(1,864,922)	(270,388)	(52,117,255)
Fair value change on financial assets	(63,732,300)	(9,240,315)	(3,629,878)
Unallocated revenue	(11,374,640)	(1,649,168)	(207,501,495)
Total non-current deferred tax liabilities	(76,971,862)	(11,159,871)	(263,248,628)
Net non-current deferred tax liabilities	¥ (2,117,892)	$ (307,065)	¥ (68,543,130)